Available-For-Sale Securities	12 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities
Note 6 —
Available-For-Sale
Securities
Available-for-sale
securities consist of the following interest-bearing investments:

	As of September 30, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$209,026	$—	$—	$209,026
Corporate bonds	191,445	76	1,084	190,437
U.S. government treasuries	54,987	4	239	54,752
Supranational and sovereign debt	7,479	—	26	7,453
Asset backed obligations	3,890	—	5	3,885

Total(1)	$466,827	$80	$1,354	$465,553

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2021, $256,527 of securities were classified as short-term interest-bearing investments and $209,026 of securities were classified as cash and cash equivalents.

	As of September 30, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$558,633	$—	$—	$558,633
Corporate bonds	754	—	2	752

Total(1)	$559,387	$—	$2	$559,385

(1)
Available-for-sale
securities with maturities longer than 90 days from the date of acquisition were classified as short-term interest-bearing investments and available-for-sale
securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2020, $752 of securities were classified as short-term interest-bearing investments and $558,633 of securities were classified as cash and cash equivalents.

As of September 30, 2021, the immaterial unrealized losses attributable to the Company’s available-for-sale
securities were primarily due to credit spreads and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were caused by expected credit loss. Based on this assessment, the Company did not recognize any credit losses in the fiscal years ended September 30, 2021 and 2020. Realized gains and losses on short-term interest-bearing investments are included in earnings and are determined based on specific identification method.
As of September 30, 2021, the Company’s
available-for-sale
securities had the following maturity dates:

Market Value
Due within one year	$226,990
1 to 2 years	19,080
2 to 3 years	58,270
3 to 4 years	94,188
Thereafter	67,025

$465,553